REVENUE RECOGNITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
Schedule of contracts with customers asset and liability

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2019	$11,823	$10,035
Balance as of December 31, 2020	5,361	7,521
Change	$6,462	$2,514

Schedule of revenues from contract liability

	Year Ended December 31,
	2020	2019
Amounts included in the beginning of year contract liability balance	$3,576	$2,407

Schedule of product warranty liabilities

	December 31,
	2020	2019
Balance, beginning of period	$981	$1,609
Accruals	826	824
Settlements	(788)	(1,452)
Balance, end of period	$1,019	$981

Airspan [Member]
Entity Listings [Line Items]
Schedule of revenue

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Products sales	$34,458	$15,633	$72,512	$33,892
Non-recurring engineering (“NRE”)	4,771	5,387	6,896	8,652
Product maintenance contracts	327	2,901	3,252	5,797
Professional service contracts	1,909	2,940	3,795	5,629
Software licenses	527	728	1,114	949
Other	56	204	414	452
Total revenue	$42,048	$27,793	$87,983	$55,371

Schedule of contracts with customers asset and liability

	Contracts Assets	Contracts Liabilities

Balance as of December 31, 2020	$5,361	$7,521
Balance as of June 30, 2021	11,917	4,729
Change	$6,556	$(2,792)

Schedule of revenues from contract liability

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Amounts included in the beginning of year contract liability balance	$877	$422	$4,427	$1,814

Schedule of product warranty liabilities

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Balance, beginning of period	$1,019	$986	$1,019	$981
Accruals	168	150	260	181
Settlements	(88)	(169)	(180)	(195)
Balance, end of period	$1,099	$967	$1,099	$967